Tortoise Energy Infrastructure and Income Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 60.1%	Shares	Value
Canada Crude Oil Pipelines - 2.5%
Enbridge, Inc.	331,635	$14,170,764

Canada Oil & Gas Production - 1.4%
Ovintiv, Inc.	187,315	8,140,710

United States Crude Oil Pipelines - 4.7%
Plains GP Holdings L.P.	1,245,384	26,900,294

United States Natural Gas Gathering/Processing - 2.2%
Hess Midstream LP - Class A	298,188	12,443,385

United States Natural Gas/Natural Gas Liquids Pipelines – 24.1%
Cheniere Energy, Inc.	159,731	36,508,117
Kinder Morgan, Inc.	539,105	14,609,746
ONEOK, Inc.	273,714	27,478,149
Targa Resources Corp.	137,385	27,713,302
Venture Global, Inc. - Class A (a)	175,799	2,652,807
The Williams Companies, Inc.	479,372	27,889,863
		136,851,984

United States Oil & Gas Production - 16.7%
ConocoPhillips	104,764	10,387,351
Coterra Energy, Inc.	514,385	13,883,251
Devon Energy Corporation	327,786	11,872,409
Diamondback Energy, Inc.	63,957	10,166,605
EQT Corporation	614,743	29,612,170
Exxon Mobil Corp.	167,767	18,677,500
		94,599,286

United States Refined Product Pipelines - 3.7%
Marathon Petroleum Corporation	30,510	4,581,992
Phillips 66	124,521	16,149,128
		20,731,120

United States Renewables and Power Infrastructure - 4.8%
Clearway Energy, Inc. - Class C	202,321	5,669,034
Sempra Energy	130,991	9,375,026
Vistra Corp.	93,430	12,487,854
		27,531,914
TOTAL COMMON STOCKS (Cost $217,905,565)		341,369,457

MASTER LIMITED PARTNERSHIPS - 20.7%	Units	Value
United States Natural Gas Gathering/Processing - 3.0%
Western Midstream Partners LP	418,201	16,970,597

United States Natural Gas Pipelines - 9.7%
Energy Transfer LP	1,539,211	29,691,380
Enterprise Products Partners LP	757,558	25,310,013
		55,001,393

United States Refined Product Pipelines - 8.0%
MPLX LP	840,027	45,285,855
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $41,275,434)		117,257,845

CORPORATE BONDS - 17.9%	Par	Value
Canada Crude Oil Pipelines - 0.7%
Enbridge, Inc., 5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	4,000,000	3,909,610

United States Natural Gas Gathering/Processing - 5.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (b)	6,370,000	6,369,598
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%, 07/15/2026 (b)	3,800,000	3,806,941
7.00%, 07/15/2029 (b)	2,000,000	2,067,836
EnLink Midstream, LLC, 5.38%, 06/01/2029	4,455,000	4,520,230
Hess Midstream Operations LP, 5.63%, 02/15/2026 (b)	8,125,000	8,129,035
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (b)	5,000,000	5,166,820
		30,060,460

United States Natural Gas/Natural Gas Liquids Pipelines – 7.1%
DT Midstream, Inc., 4.38%, 06/15/2031 (b)	6,100,000	5,669,551
New Fortress Energy, Inc., 6.50%, 09/30/2026 (b)	8,400,000	7,920,208
NGPL PipeCo LLC, 7.77%, 12/15/2037 (b)	9,125,000	10,416,098
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (b)	7,925,000	7,784,047
Venture Global LNG, Inc., 9.88%, 02/01/2032 (b)	8,000,000	8,748,878
		40,538,782

United States Oil & Gas Production - 1.2%
Comstock Resources, Inc., 6.75%, 03/01/2029 (b)	7,000,000	6,901,802

United States Oil Field Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (b)	6,575,000	6,588,775

United States Refining - 1.4%
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (b)	8,000,000	7,676,024

United States Renewables and Power Infrastructure - 1.0%
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (b)	3,500,000	3,698,026
XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/2029 (b)	2,000,000	1,988,000
		5,686,026
TOTAL CORPORATE BONDS (Cost $100,895,986)		101,361,479

SHORT-TERM INVESTMENTS - 0.9%		Value
Money Market Funds - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.29% (c)	4,921,142	4,921,142
TOTAL SHORT-TERM INVESTMENTS (Cost $4,921,142)		4,921,142

TOTAL INVESTMENTS - 99.6% (Cost $364,998,127)		564,909,923
Other Assets in Excess of Liabilities - 0.4%		2,256,211
TOTAL NET ASSETS - 100.0%		$567,166,134
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $92,931,639 or 16.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Tortoise Energy Infrastructure and Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$341,369,457	$–	$–	$341,369,457
Master Limited Partnerships	117,257,845	–	–	117,257,845
Corporate Bonds	–	101,361,479	–	101,361,479
Money Market Funds	4,921,142	–	–	4,921,142
Total Investments	$463,548,444	$101,361,479	$–	$564,909,923

Refer to the Schedule of Investments for further disaggregation of investment categories.